Fair Value of Financial Instruments - Narrative (Details) $ / shares in Units, $ in Thousands		2 Months Ended	3 Months Ended	9 Months Ended
	Sep. 29, 2023 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock converted, reverse recapitalization (in shares) | shares	2,278,598
Conversion of legacy NKGen convertible promissory notes	$ 18,913			$ 18,913	$ 0
Stock converted, reverse recapitalization (in USD per share) | $ / shares	$ 8.30
Derivative warrant liabilities				12,255		$ 0
Proceeds from issuance of convertible promissory notes and convertible promissory notes due to related parties	$ 10,000
Forward purchase derivative liability				$ 20,201		$ 0
SPA warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants issued (in shares) | shares				1,000,000
Warrant, exercise price (in dollars per share) | $ / shares				$ 11.50
PIPE warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities				$ 10,200
Warrants issued (in shares) | shares	10,209,994			10,209,994
Warrant, exercise price (in dollars per share) | $ / shares				$ 1.00
Private warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities				$ 1,800
Working capital warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities				200
Warrants issued (in shares) | shares	523,140
Warrant, exercise price (in dollars per share) | $ / shares	$ 11.50
Senior convertible notes' shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of convertible notes				12,900
Dividend yield (per share)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Private warrants and working capital warrants unobservable input						0
Related Party
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of debt						$ 263
2019 Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Proceeds from issuance of convertible promissory notes and convertible promissory notes due to related parties		$ 10,800
2019 Convertible Notes | Related Party
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expense associated with change in fair value			$ 100		100
2019 Convertible Notes | Nonrelated Party
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expense associated with change in fair value			$ 100		$ 100
Fair value of debt						$ 11,392
Reported Value Measurement [Member] | SPA warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of warrants				400
Reported Value Measurement [Member] | Senior convertible notes' shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of debt				12,900
Estimate of Fair Value Measurement [Member] | SPA warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of warrants				300
Estimate of Fair Value Measurement [Member] | Senior convertible notes' shares
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of debt				$ 9,700